Provisions and contingent liabilities - Contingent liabilities (possible) by nature (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Total Contingent liabilities (possible)	R$ 5,285,187	R$ 4,013,392
Tax [member]
Disclosure of contingent liabilities [line items]
Total Contingent liabilities (possible)	4,176,046	3,148,224
Civil [member]
Disclosure of contingent liabilities [line items]
Total Contingent liabilities (possible)	815,203	624,653
Labor [member]
Disclosure of contingent liabilities [line items]
Total Contingent liabilities (possible)	R$ 293,938	R$ 240,515